Label	Element	Value
Class A Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000701817_SupplementTextBlock

SEI TAX EXEMPT TRUST

Massachusetts Municipal Bond Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated December 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	STET MASSACHUSETTS MUNICIPAL BOND FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes in the Fees and Expenses of the Funds. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE